Borrowings - Existing facilities (Details) $ in Thousands											12 Months Ended
	Jul. 21, 2020 USD ($)	Jul. 16, 2020 USD ($) installment item	Apr. 01, 2019 USD ($)	Mar. 06, 2019 USD ($)	Feb. 20, 2019 USD ($) installment	Oct. 25, 2016 USD ($)	Sep. 26, 2016 USD ($)	Jun. 24, 2016 USD ($)	Mar. 22, 2016 USD ($)	Oct. 16, 2015 USD ($) tranche installment item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Apr. 26, 2018 USD ($)	Jul. 03, 2017 USD ($)	May 03, 2017 USD ($)
Borrowings
Drawn amount											$ 479,984	$ 445,000	$ 25,940
Amount outstanding											1,285,543	1,346,024
Assumed October 2015 Facility
Borrowings
Amount outstanding											452,369	498,223
Number of international banks | item										14
Number of semi annual installments for first three tranches | installment										24
Number of years in profile for first three tranches										12 years
Number of years in profile for fourth tranche										20 years
Number of semi annual installments for the fourth tranche | installment										20
Assumed October 2015 Facility | GAS-eleven Ltd.
Borrowings
Debt assumed from acquired entities																$ 151,423
Drawn amount									$ 162,967
Number of tranches in loan agreement | item										4
Loan agreement amount tranche one										$ 51,257
Loan agreement amount tranche two										25,615
Loan agreement amount tranche three										24,991
Loan agreement amount tranche four										$ 61,104
Assumed October 2015 Facility | GAS-twelve Ltd.
Borrowings
Debt assumed from acquired entities			$ 134,107
Drawn amount								$ 162,967
Number of tranches in loan agreement | tranche										4
Loan agreement amount tranche one										$ 51,257
Loan agreement amount tranche two										25,615
Loan agreement amount tranche three										24,991
Loan agreement amount tranche four										$ 61,104
Assumed October 2015 Facility | GAS-thirteen Ltd.
Borrowings
Debt assumed from acquired entities															$ 155,005
Drawn amount							$ 160,697
Number of tranches in loan agreement | item										4
Loan agreement amount tranche one										$ 50,544
Loan agreement amount tranche two										25,258
Loan agreement amount tranche three										24,643
Loan agreement amount tranche four										$ 60,252
Assumed October 2015 Facility | GAS-fourteen Ltd.
Borrowings
Debt assumed from acquired entities														$ 143,622
Drawn amount						$ 160,697
Number of tranches in loan agreement | tranche										4
Loan agreement amount tranche one										$ 50,544
Loan agreement amount tranche two										25,258
Loan agreement amount tranche three										24,643
Loan agreement amount tranche four										$ 60,252
KEXIM and K-Sure
Borrowings
Percentage of finance coverage										60.00%
2019 Partnership Facility | GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners LP, GasLog Partners Holdings LLC
Borrowings
Amount of credit facility					$ 450,000
Drawn amount			$ 75,000	$ 360,000
Amount outstanding											398,501	425,949
Number of quarterly repayable installments | installment					20
Installment amount					$ 7,357
Final balloon payment					$ 302,860
Prepaid amount of debt				$ 354,375
Maximum percentage of aggregate amount outstanding under facility to aggregate market value of vessels securing facility					75.00%
Amount available to be redrawn											0	$ 1,980
BNP Paribas, Credit Suisse AG and Alpha Bank S.A
Borrowings
Amount of credit facility		$ 260,331
Drawn amount	$ 260,331
Amount outstanding											260,331
Installment amount		8,597
Final balloon payment		$ 174,361
Number of vessels refinanced | item		3
Number of semi annual installments | installment		10
BNP Paribas, Credit Suisse AG and Alpha Bank S.A | GAS-twenty, GAS-seven and GAS-eight Ltd.
Borrowings
Refinance of outstanding debt	258,532
DNB Bank ASA, London Branch, and ING Bank N.V., London Branch
Borrowings
Amount of credit facility		$ 193,713
Drawn amount	193,713
Amount outstanding											$ 193,713
Installment amount		8,599
Final balloon payment		$ 107,723
Number of vessels refinanced | installment		3
Number of semi annual installments | item		10
DNB Bank ASA, London Branch, and ING Bank N.V., London Branch | GAS-nineteen Ltd., GAS-twenty one Ltd. and GAS-twenty-seven Ltd.
Borrowings
Refinance of outstanding debt	$ 174,867